Related party transactions (Tables)	9 Months Ended
Sep. 30, 2016
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due from affiliates	$4,101	$4,239

Amounts, loans and promissory note due to owners and affiliates

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Amounts due to owners and affiliates	$8,897	$10,604

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Loans and promissory notes due to owners and affiliates	$—	$287

Revolving credit and seller’s credit due to owners and affiliates consist of the following:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Revolving credit and seller’s credit due to owners and affiliates	$52,422	$47,000

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated and combined carve-out statements of income for the three and nine months ended September 30, 2016 and 2015 or capitalized in the consolidated and combined carve-out balance sheets as of September 30, 2016 and December 31, 2015 are as follows:

	Three months ended		Nine months ended
Statement of income:	September 30,		September 30,
(in thousands of U.S. dollars)	2016	2015	2016	2015
Revenues
Time charter revenue Höegh Gallant (1)	$12,335	—	35,335	$—
Operating expenses
Vessel operating expenses (2)	(3,856)	(1,213)	(10,899)	(3,697)
Hours and overhead (3) and Board of Director’s fees (7)	(905)	(336)	(2,645)	(1,010)
Financial (income) expense
Interest income from joint ventures and demand note (4)	189	2,423	671	7,275
Interest expense and commitment fees to Höegh LNG (5)	(1,288)	(304)	(3,791)	(903)
Total	$6,475	570	18,671	$1,665

	As of
Balance sheet	September 30,	December 31,
(in thousands of U.S. dollars)	2016	2015
Equity
Cash contribution from Höegh LNG (6)	$3,145	$6,596
Issuance of units for Board of Directors’ fees (7)	189	—
Total	$3,334	$6,596

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours and overhead:Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. For the three and nine months ended September 30, 2015 interest income also included interest on the $140 million demand note due from Höegh LNG.

5)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided a $85.0 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a $47 million seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.

6)	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.
7)
Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.